Business Combinations	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about business combination [abstract]
Business Combinations	Business combinations
Fiscal year 2021
Mindville
On July 24, 2020, we acquired 100% of the outstanding equity of Mindville, an asset and configuration management company based in Sweden. Total purchase price consideration for Mindville was approximately $36.4 million in cash. In addition, the Company granted $12.0 million worth of restricted shares of the Company to key employees of Mindville, which are subject to future vesting provisions based on service conditions and accounted for as share based compensation. For details of restricted shares, please refer to Note 22, “Share-based Payments.”
With the acquisition of Mindville, Atlassian brings critical configuration management database capabilities to Jira Service Management to better meet the needs of its IT customers. We have included the financial results of Mindville in our consolidated financial statements from the date of acquisition, which have not been material. Pro forma results of operations have not been presented for the twelve months ended June 30, 2021 because the effect of the acquisition was not material to the financial statements.
The following table summarizes the preliminary estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,235
Tax receivables, current	166
Prepaid expenses and other current assets	668
Property and equipment, net	52
Right-of-use assets, net	403
Intangible assets	9,600
Goodwill	30,039
Trade and other payables	(492)
Tax liabilities	(23)
Provisions, current	(135)
Deferred revenue	(1,300)
Lease obligations, current	(268)
Deferred tax liabilities	(2,694)
Lease obligations, non-current	(136)
Other non-current liabilities	(669)
Net assets acquired	$36,446
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is deductible in the U.S. and not deductible in Sweden for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The fair value of acquired receivables approximates the gross contractual amounts receivable. The deferred tax liabilities were primarily a result of the difference in the book basis and tax basis related to the identifiable intangible assets. Transaction costs of $1.1 million were expensed as incurred, which was included in general and administrative expenses.
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$8,200	5
Customer relationships	1,400	5
Total intangible assets subject to amortization	$9,600
The amount recorded for developed technology represents the estimated fair value of Mindville’s asset and configuration management solution. The amount recorded for customer relationships represents the fair value of the underlying relationships with Mindville’s customers.
Chartio
On February 26, 2021, we acquired 100% of the outstanding equity of Chart.io, Inc. (“Chartio”), a data analytics and visualization tool that allows users to create dashboards and charts using their various data sources. Total purchase price consideration for Chartio was approximately $45.6 million, consisting of $45.0 million in cash and $0.6 million in equity. In addition, the Company granted $4.5 million worth of restricted shares of the Company to key employees of Chartio, which are subject to future vesting provisions based on service conditions and accounted for as share based compensation.
The acquisition of Chartio brings an analytics and data visualization solution to Atlassian’s products, including Jira Software, Jira Align and Jira Service Management. We have included the financial results of Chartio in our consolidated financial statements from the date of acquisition. Pro forma results of operations have not been presented for the twelve months ended June 30, 2021 because the effect of the acquisition was not material to the financial statements.
The following table summarizes the preliminary estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,035
Accounts receivable	266
Prepaid and other assets	40
Deferred tax assets	3,095
Developed technology	12,400
Goodwill	33,218
Deferred revenue	(682)
Trade and other payables	(676)
Deferred tax liabilities	(3,128)
Net assets acquired	$45,568
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is not deductible in the U.S. for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The fair value of acquired receivables approximates the gross contractual amounts receivable. The deferred tax liabilities were primarily a result of the difference in the book basis and tax basis related to the identifiable intangible assets. The amount recorded for developed technology represents the estimated fair value of Chartio’s data visualization technology and is amortized over six years.
Other fiscal year 2021 business combinations
On October 27, 2020, we acquired 100% of the outstanding equity of a privately held company in Poland that primarily provided outsourced software development and support services to Atlassian for a cash consideration of approximately $10.6 million. The purchase price was allocated to net liabilities of $0.7 million and goodwill of $11.3 million. The goodwill balance is primarily attributed to the assembled workforce and is deductible in the U.S. and not deductible in Poland for income tax purposes.
On April 12, 2021, we acquired 100% of the outstanding equity of a privately held company in Australia which sells a no-code/low-code form builder for Jira for a cash consideration of approximately $9.2 million. The purchase price was allocated to net assets of $0.3 million, developed technology of $2.4 million, customer relationship of $0.5 million and goodwill of $6.0 million. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is deductible in the U.S. and not deductible in Australia for income tax purposes.
Our purchase price allocations are preliminary and subject to revision as additional information existing as of the respective acquisition dates but unknown to us may become available within the respective measurement periods (up to one year from the respective acquisition dates). The primary areas of the purchase price allocation that are not yet finalized are fair value of contingencies.
Fiscal Year 2020
Code Barrel
On October 15, 2019, we acquired 100% of the outstanding equity of Code Barrel, a workflow automation tool for Jira. Total purchase price consideration for Code Barrel was approximately $39.1 million in cash. In addition, the Company granted $27.0 million worth of restricted shares of the Company to key employees of Code Barrel, which are subject to future vesting provisions based on service conditions and accounted for as share based compensation.
Code Barrel is the creator of ‘Automation for Jira,’ a tool for easily automating several aspects of Jira. The acquisition of Code Barrel enhances Jira by helping customers automate more of the time-consuming and error-prone tasks in Jira. We have included the financial results of Code Barrel in our consolidated financial statements from the date of acquisition, which have not been material. Pro forma results of operations have not been presented for the twelve months ended June 30, 2021 because the effect of the acquisition was not material to the financial statements.
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,970
Intangible assets	15,900
Goodwill	23,124
Trade and other payables	(617)
Deferred revenue	(600)
Deferred tax liabilities	(639)
Net assets acquired	$39,138
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is deductible in Australia and not deductible in the U.S. for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The deferred tax liabilities were primarily a result of the difference in the book basis and tax basis related to the identifiable intangible assets.
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$13,700	4
Customer relationships	1,800	3
Trade name	400	1
Total intangible assets subject to amortization	$15,900
The amount recorded for developed technology represents the estimated fair value of Code Barrel’s workflow automation technology. The amount recorded for customer relationships represents the fair value of the underlying relationships with Code Barrel’s customers. The amount recorded for trade name represents the fair value of Code Barrel’s brand recognition as of acquisition date. The purchase price allocation was finalized in fiscal year 2021 without further adjustment.
Halp
On May 11, 2020, we acquired 100% of the outstanding equity of Halp, a message-based conversational help desk ticketing solution. Total purchase price consideration for Halp was approximately $17.6 million, which consisted of approximately $17.0 million in cash and $0.6 million in fair value of replacement shares attributable to service provided prior to acquisition. The Company issued 9,929 replacement shares and the fair value of the replacement shares was based on grant date stock price of the Company. In addition, the Company granted $4.1 million worth of restricted shares of the Company to key employees of Halp, which are subject to future vesting provisions based on service conditions and accounted for as share based compensation.
We acquired Halp to provide customers a standalone solution that allows them to turn their internal messaging tool into a help desk. For customers using Jira Service Management or similar service management tools, Halp integrates their messaging tool seamlessly with their established workflows. We have included the financial results of Halp in our consolidated financial statements from the date of acquisition, which have not been material to date. Pro forma results of operations have not been presented for the twelve months ended June 30, 2020 because the effect of the acquisition was not material to the financial statements.
The following table summarizes the preliminary estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$664
Trade receivables	36
Prepaid expenses and other current assets	22
Deferred tax assets	475
Intangible assets	5,350
Goodwill	12,322
Deferred revenue	(50)
Deferred tax liabilities	(1,237)
Net assets acquired	$17,582
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is not deductible for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The fair value of acquired receivables approximates the gross contractual amounts receivable.
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$4,400	6
Customer relationships	850	6
Trade name	100	1
Total intangible assets subject to amortization	$5,350
The amount recorded for developed technology represents the estimated fair value of Halp’s message-based help desk ticketing technology. The amount recorded for customer relationships represents the fair value of the underlying relationships with Halp’s customers. The amount recorded for trade name represents the fair value of Halp’s brand recognition as of the acquisition date. The purchase price allocation was finalized in fiscal year 2021 without further adjustment.

Fiscal Year 2019
AgileCraft
On April 3, 2019, we acquired 100% of the outstanding equity of AgileCraft, a leading provider of enterprise agile planning software. Total purchase price consideration for AgileCraft was approximately $156.6 million, which consisted of approximately $154.9 million in cash and $1.7 million in fair value of replacement shares attributable to service provided prior to acquisition. The Company issued 24,173 replacement shares and the fair value of the replacement shares was based on grant date stock price of the Company. In addition, the Company granted $12.5 million worth of restricted shares of the Company to key employees of AgileCraft, which are subject to future vesting provisions based on service conditions and accounted for as share based compensation.
The Group acquired AgileCraft to complement its current product offerings and to help enterprise organizations build and manage a ‘master plan’ of their most strategic projects and workstreams. The Group has included the financial results of AgileCraft in its consolidated financial statements from the date of acquisition, which have not been material to date. Pro forma results of operations have not been presented for the twelve months ended June 30, 2019 because the effect of the acquisition was not material to the financial statements.
The following table summarizes the estimated fair values of assets acquired and liabilities assumed:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,193
Trade receivables	3,614
Prepaid expenses and other current assets	270
Intangible assets	52,900
Goodwill	101,999
Trade and other payables	(1,196)
Deferred revenue	(2,230)
Net assets acquired	$156,550
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is deductible for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The fair value of acquired receivables approximates the gross contractual amounts receivable. Critical estimates in valuing certain intangible assets and goodwill include, but are not limited to, future expected cash flows from revenues, technology migration curve and discount rates. The deferred tax liabilities were primarily a result of the difference in the book basis and tax basis related to the identifiable intangible assets. Transaction costs of $1.2 million were expensed as incurred, which was included in general and administrative expenses.
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$34,600	5
Customer relationships	16,900	7
Backlog	1,400	3
Total intangible assets subject to amortization	$52,900
The amount recorded for developed technology represents the estimated fair value of AgileCraft’s enterprise agile planning technology. The amount recorded for customer relationships represents the fair value of the underlying relationships with AgileCraft’s customers. The amount recorded for backlog represents the fair value of AgileCraft’s backlog as of acquisition date. Measurement period adjustments, which were not material, mostly related to working capital adjustments. The purchase price allocation was finalized in fiscal year 2020.
OpsGenie
On October 1, 2018, we acquired 100% of the outstanding equity of OpsGenie, Inc., a leader in incident alerting and on-call schedule management, for cash consideration of $259.5 million. In addition, the Company granted $36.3 million worth of restricted shares of the Company to key employees of OpsGenie, which are subject to future vesting provisions based on service conditions and accounted for as share based compensation. The Group acquired OpsGenie to complement our current product offerings and enable customers to plan for and respond to IT service disruptions. The Group has included the financial results of OpsGenie in its consolidated financial statements from the date of acquisition, which have not been material to date. Pro forma results of operations have not been presented for the twelve months ended June 30, 2019 because the effect of the acquisition was not material to the financial statements.
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,232
Trade receivables	1,933
Prepaid expenses and other current assets	513
Intangible assets	87,900
Goodwill	189,727
Trade and other payables	(1,533)
Deferred revenue	(1,217)
Deferred tax liabilities, net	(19,010)
Net assets acquired	$259,545
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is not deductible for income tax purposes. The fair values assigned to tangible assets acquired, liabilities assumed and identifiable intangible assets were based on management’s estimates and assumptions. The fair value of acquired receivables approximates the gross contractual amounts receivable. Critical estimates in valuing certain intangible assets and goodwill include, but are not limited to, future expected cash flows from revenues, technology migration curve, customer attrition rate and discount rates. The deferred tax liabilities were primarily a result of the difference in the book basis and tax basis related to the identifiable intangible assets. Transaction costs of $1.8 million were expensed as incurred, which was included in general and administrative expenses.
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$35,600	5
Customer relationships	48,600	10
Trade name	3,700	5
Total intangible assets subject to amortization	$87,900
The amount recorded for developed technology represents the estimated fair value of OpsGenie’s incident management and alerting technology. The amount recorded for customer relationships represents the fair value of the underlying relationships with OpsGenie customers. The amount recorded for trade name represents the fair value of OpsGenie trade name. The purchase price allocation was finalized in fiscal year 2020 without further adjustment.

Other fiscal year 2019 business combinations
On April 8, 2019, the Group acquired 100% of the outstanding equity of Good Software Co. Pty Ltd (“Good Software”) for cash consideration of approximately $2.7 million. In addition, the Company granted $1.3 million worth of restricted shares of the Company to a key employee of Good Software, which are subject to future vesting provisions based on service conditions and accounted for as share based compensation. Good Software provides analytics tools for Confluence. The Company acquired Good Software to integrate the analytics tool into Confluence and to complement our current Confluence product. The purchase price was allocated to net tangible assets of $0.2 million, developed technology of $0.6 million, customer relationship of $0.3 million and goodwill of $1.6 million. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities when integrating with Confluence. The goodwill balance is partially deductible for income tax purposes. The purchase price allocation was finalized without further adjustment.
On December 10, 2018, the Group acquired the intangible assets of Ludable LLC related to Butler for Trello, a workflow automation tool, for cash consideration of approximately $6.0 million. In addition, the Company granted $3.5 million worth of restricted shares of the Company to the key employee of Ludable LLC, which are subject to future vesting provisions based on service conditions and accounted for as share based compensation. The transaction was accounted for as a business combination in accordance with the relevant guidance. The Company acquired the Butler for Trello assets to complement our existing Trello offerings and to help automate manual and repetitive tasks. The purchase price was allocated to developed technology of $1.5 million and goodwill of $4.5 million. The goodwill balance is primarily attributed to the assembled workforce and expanded market opportunities when integrating with Trello. The goodwill balance is deductible for income tax purposes. The purchase price allocation was finalized without further adjustment.